Intangible assets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets
Intangible assets at beginning	€ 50,108,000
Amortization	(2,200,000)	€ (456,000)
Intangible assets at ending	48,016,000	51,407,000
Development cost
Intangible assets
Intangible assets at ending	47,657,000	51,005,000
Patents and licenses
Intangible assets
Intangible assets at ending	359,000	402,000
Cost
Intangible assets
Intangible assets at beginning	55,958,000	54,001,000
Additions	154,000	1,507,000
Other movements		(4,000)
Intangible assets at ending	56,112,000	55,504,000
Cost | Development cost
Intangible assets
Intangible assets at beginning	55,367,000	53,410,000
Additions	154,000	1,507,000
Other movements		(4,000)
Intangible assets at ending	55,521,000	54,913,000
Cost | Patents and licenses
Intangible assets
Intangible assets at beginning	591,000	591,000
Additions	0	0
Intangible assets at ending	591,000	591,000
Amortization
Intangible assets
Intangible assets at beginning	(5,850,000)	(3,620,000)
Amortization	(2,246,000)	(477,000)
Intangible assets at ending	(8,096,000)	(4,097,000)
Amortization | Development cost
Intangible assets
Intangible assets at beginning	(5,639,000)	(3,452,000)
Amortization	(2,225,000)	(456,000)
Intangible assets at ending	(7,864,000)	(3,908,000)
Amortization | Patents and licenses
Intangible assets
Intangible assets at beginning	(211,000)	(168,000)
Amortization	(21,000)	(21,000)
Intangible assets at ending	€ (232,000)	€ (189,000)